Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Employee benefit expenses incurred	¥ 40,549	¥ 44,582	¥ 52,903